Share based payment - Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted (Detail)	12 Months Ended
	Mar. 31, 2026 ₨ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Weighted average share price (Absolute) | ₨ / shares	₨ 606.96
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Weighted average share price (Absolute)		$ 8.17
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
2025 Employee Stock Option Plan
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	60.00%	60.00%
2025 Employee Share Purchase Plan
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	39.63%	39.63%
Risk–free interest rate (%)	8.28%	8.28%
Weighted average expected life of options granted	19 years 11 months 1 day	19 years 11 months 1 day
Weighted average share price (Absolute)		$ 127.43
Global Incentive Plan 2024
Share Based Payment Arrangements [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	33.48%	33.48%
Weighted average expected life of options granted	6 years 6 months	6 years 6 months
Weighted average share price (Absolute) | ₨ / shares	₨ 29.43
Bottom of Range
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	25.67%	25.67%
Risk–free interest rate (%)	3.29%	3.29%
Weighted average expected life of options granted	25 days	25 days
Bottom of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	33.43%	33.43%
Risk–free interest rate (%)	0.05%	0.05%
Weighted average expected life of options granted	25 days	25 days
Bottom of Range | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	29.92%	29.92%	28.52%
Risk–free interest rate (%)	3.73%	3.73%	3.64%
Weighted average expected life of options granted	8 years	8 years	8 years
Weighted average share price (Absolute)		$ 4.5	$ 5.22
Bottom of Range | 2025 Employee Stock Option Plan
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	6.04%	6.04%
Weighted average expected life of options granted	3 years 5 months 8 days	3 years 5 months 8 days
Weighted average share price (Absolute)		$ 104.67
Bottom of Range | Global Incentive Plan 2024
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	2.56%	2.56%
Top of Range
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	37.87%	37.87%
Risk–free interest rate (%)	6.39%	6.39%
Weighted average expected life of options granted	6 years 10 months 9 days	6 years 10 months 9 days
Top of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	49.97%	49.97%
Risk–free interest rate (%)	1.03%	1.03%
Weighted average expected life of options granted	6 years 10 months 9 days	6 years 10 months 9 days
Top of Range | 2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Expected volatility (%)	33.75%	33.75%	33.90%
Risk–free interest rate (%)	4.00%	4.00%	5.21%
Weighted average expected life of options granted	10 years	10 years	10 years
Weighted average share price (Absolute)		$ 8.19	$ 7.46
Top of Range | 2025 Employee Stock Option Plan
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	6.81%	6.81%
Weighted average expected life of options granted	5 years 1 month 24 days	5 years 1 month 24 days
Weighted average share price (Absolute)		$ 138
Top of Range | Global Incentive Plan 2024
Share Based Payment Arrangements [Line Items]
Risk–free interest rate (%)	3.10%	3.10%